CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net income		¥ 564,344	$ 77,315	¥ 540,988		¥ 1,408,732	[1],[2]
Adjustments to reconcile Net income to net cash generated from operating activities:
Depreciation of property, equipment and leasehold improvement		27,738	3,800	37,622		76,041	[2]
Amortization of right-of-use assets		35,548	4,870	50,087		83,051	[2]
Amortization of intangible assets		12,510	1,714	8,892		5,367	[2]
Loss on disposal of long-term assets		5,486	752	2,989		1,228	[2]
Dividend income		(1,280)	(175)	(640)		(640)	[2]
Deferred income tax		9,661	1,324	4,495		(38,898)	[2]
Inventory write-downs		24,344	3,335	35,695		179,694	[2]
Interest expense		176	24			1,402	[2]
Foreign exchange loss/(gain)		14,061	1,926	(586)		5,818	[2]
Share-based compensation expenses		369,655	50,642	362,868		166,161	[2]
Impairment of long-term investments		0	0	0		4,000	[2]
Unrealized investment income		(91,298)	(12,508)	(378,138)		(68,876)	[2]
Impairment of property, equipment, and leasehold improvement and intangible assets				5,008		29,938	[2]
Impairment of other non-current assets				72		12,591	[2]
Gain on disposal of long-term investment				(164,400)
Provision for credit losses		4,045	554	1,615		25,039	[2]
Changes in operating assets and liabilities:
Accounts and notes receivable		(19,310)	(2,645)	26,976		(37,417)	[2]
Receivables from online payment platforms		2,171	297	(3,893)		7,006	[2]
Inventories		(21,743)	(2,979)	(39,054)		278,493	[2]
Amounts due from related parties		(227,396)	(31,153)	(113,624)		(3,176)	[2]
Amounts due to related parties		(42,457)	(5,817)	60,397		423	[2]
Prepayments and other current assets		(2,181)	(299)	29,937		357,876	[2]
Other non-current assets		(4,702)	(644)	2,240		11,159	[2]
Accounts and notes payable		192,112	26,319	(30,057)		(1,019,499)	[2]
Contract liabilities		(38,976)	(5,340)	(25,798)		(211,425)	[2]
Salary and welfare benefits payable		34,484	4,724	(88,493)		(42,644)	[2]
Taxes payable		48,990	6,712	(36,861)		(490,645)	[2]
Accrued expenses and other current liabilities		819	112	(29,924)		(173,278)	[2]
Lease liabilities		(42,452)	(5,815)	(59,710)		(80,692)	[2]
Net cash generated from operating activities		854,349	117,045	198,703		486,829	[2]
Cash flows from investing activities:
Purchase of property, equipment, and leasehold improvement		(10,086)	(1,382)	(28,221)		(38,638)	[2]
Purchase of intangible assets		(2,177)	(298)	(4,192)		(5,930)	[2]
Purchase of short-term bank deposits		(1,090,022)	(149,332)	(4,843,210)		(18,525,804)	[2]
Purchase of long-term bank deposits		(180,000)	(24,660)	(782,335)		(8,835,258)	[2]
Proceeds from maturities of short-term bank deposits		2,710,561	371,345	9,717,494		16,012,167	[2]
Proceeds from maturities of long-term bank deposits		10,000	1,370	240,000		9,569,537	[2]
Proceeds from sale of short-term bank deposits		100,000	13,700
Purchase of short-term investments		(9,786,203)	(1,340,704)	(8,749,704)		(14,946,940)	[2]
Purchase of long-term investment securities		(1,993,689)	(273,134)	(2,325,411)		(3,481,674)	[2]
Proceeds from maturities of short-term investments		13,258,052	1,816,346	8,388,000		13,415,500	[2]
Sale of short-term investments				320,000		2,704,000	[2]
Sale of long-term investments				588,872
Purchase of long-term investments				(430,788)
Disposal of property, equipment and leasehold improvement		285	39
Dividend from investment		1,280	174	640
Net cash (used in)/ generated from investing activities		3,018,001	413,464	2,091,145		(4,133,040)	[2]
Cash flows from financing activities:
Capital contribution from non-controlling interest				11,050
Proceeds from bank loan		40,000	5,480			198,598	[2]
Repayments of bank loans	[2]					(200,000)
Proceeds from exercise of employees' share options		1,448	198	8,757		23,862	[2]
Acquisition of subsidiaries - net of cash acquired				(169,148)
Dividend paid		(88,839)	(12,171)	(92,384)
Funds provided by related parties				41,107
Funds paid back to related parties		(41,107)	(5,632)
Cash payments for repurchase of shares		(589,357)	(80,741)	(996,628)		(500,370)	[2]
Other financing activities		(176)	(24)	4,030		640	[2]
Net cash used in financing activities		(678,031)	(92,890)	(1,193,216)		(477,270)	[2]
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash		29,982	4,108	34,340		203,100	[2]
Net (decrease)/increase in cash, cash equivalents and restricted cash		3,224,301	441,727	1,130,972		(3,920,381)	[2]
Cash, cash equivalents and restricted cash at the beginning of the year		2,420,058	331,547	1,289,086	[2]	5,209,467	[2]
Cash, cash equivalents and restricted cash at the end of the year		5,644,359	773,274	2,420,058		1,289,086	[2]
Including:
Cash and cash equivalents at the end of the year		5,593,492	766,305	2,390,298		1,268,512	[2]
Restricted cash at the end of the year		50,867	6,969	29,760		20,574	[2]
Supplemental disclosures of cash flow information:
Cash paid for income taxes		40,805	5,590	74,844		743,528	[2]
Cash paid for interest		176	24			1,402	[2]
Non-cash investing and financing activities:
Property, equipment and leasehold improvement financed by other payables		174	145	923		154	[2]
Deemed dividend to shareholders in connection with the share-based awards to employees of Relx Inc.		¥ (425,976)	$ (58,359)	¥ 396,378		¥ (80,649)	[2]

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of comprehensive income in prior year. Refer to Note 1 (e) for detailed information.
[2]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of cash flows in prior year. Refer to Note 1 (e) for detailed information.